Segment Reporting	12 Months Ended
Dec. 31, 2019
Segment Reporting
Segment Reporting

25. Segment Reporting

The Group determines its operating segments from both business and geographic perspectives as follows:

(i)	Innovation Platform (Drug R&D): focuses on discovering and developing for commercialization targeted therapies and immunotherapies for the treatment of cancer and immunological diseases; and
(ii)

Commercial Platform: comprises of the manufacture, marketing and distribution of prescription drugs and over-the-counter pharmaceuticals in the PRC as well as consumer health products through Hong Kong. The Commercial Platform is further segregated into two core business areas:

(a)	Prescription Drugs: comprises the development, manufacture, distribution, marketing and sale of prescription drugs; and
(b)	Consumer Health: comprises the development, manufacture, distribution, marketing and sale of over-the-counter pharmaceuticals and consumer health products.

Innovation Platform and Prescription Drugs businesses under the Commercial Platform are primarily located in the PRC. The locations for Consumer Health business under the Commercial Platform are further segregated into the PRC and Hong Kong.

The performance of the reportable segments is assessed based on segment operating (loss)/profit.

In the second half of 2019, the Group began including the results from manufacturing and commercializing a prescription drug developed by the Innovation Platform and launched into the market under Prescription Drugs in the Commercial Platform. It has been included in the Commercial Platform due to its transition to the commercial stage and because commercial resources for innovative medicines are built under the Commercial Platform. The segment information below as at and for the year ended December 31, 2018 has been revised so that all segment disclosures are comparable. There was no revision necessary as at and for the year ended December 31, 2017.

The segment information is as follows:

	Year Ended December 31, 2019
	Innovation
	Platform	Commercial Platform
	Drug	Prescription	Consumer
	R&D	Drugs	Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total
	(in US$’000)
Revenue from external customers	16,026	154,474	11,580	22,810	188,864	—	204,890
Interest income	322	56	23	30	109	4,513	4,944
Equity in earnings of equity investees, net of tax	147	30,654	9,899	—	40,553	—	40,700
Segment operating (loss)/profit	(133,303)	39,421	10,019	1,702	51,142	(17,214)	(99,375)
Interest expense	—	—	—	—	—	1,030	1,030
Income tax expense	260	855	(172)	256	939	2,075	3,274
Net (loss)/income attributable to the Company	(133,234)	37,443	9,200	717	47,360	(20,150)	(106,024)
Depreciation/amortization	4,510	155	20	89	264	168	4,942
Additions to non-current assets (other than financial instruments and deferred tax assets)	9,910	2,754	15	3	2,772	148	12,830

	December 31, 2019
	Innovation
	Platform	Commercial Platform
	Drug	Prescription	Consumer
	R&D	Drugs	Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total
	(in US$’000)
Total assets	97,784	131,881	27,354	12,469	171,704	195,634	465,122
Property, plant and equipment	19,422	424	65	300	789	644	20,855
Right-of-use assets	2,445	2,102	15	349	2,466	605	5,516
Leasehold land	1,110	—	—	—	—	—	1,110
Goodwill	—	2,705	407	—	3,112	—	3,112
Other intangible asset	—	275	—	—	275	—	275
Investments in equity investees	447	76,226	22,271	—	98,497	—	98,944

	Year Ended December 31, 2018
	Innovation
	Platform	Commercial Platform
	Drug	Prescription	Consumer
	R&D	Drugs	Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total
	(in US$’000)
Revenue from external customers	37,648	136,414	11,949	28,098	176,461	—	214,109
Interest income	119	66	16	59	141	5,718	5,978
Equity in earnings of equity investees, net of tax	(18,981)	29,884	8,430	—	38,314	—	19,333
Segment operating (loss)/profit	(104,594)	37,089	9,188	2,721	48,998	(10,717)	(66,313)
Interest expense	—	—	—	62	62	947	1,009
Income tax expense	81	1,063	179	420	1,662	2,221	3,964
Net (loss)/income attributable to the Company	(104,415)	34,083	8,166	1,126	43,375	(13,765)	(74,805)
Depreciation/amortization	3,334	132	23	40	195	61	3,590
Additions to non-current assets (other than financial instruments and deferred tax assets)	5,198	114	36	434	584	720	6,502

	December 31, 2018
	Innovation
	Platform	Commercial Platform
	Drug	Prescription	Consumer
	R&D	Drugs	Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total
	(in US$’000)
Total assets	100,388	118,445	67,352	11,686	197,483	234,247	532,118
Property, plant and equipment	15,223	204	71	418	693	700	16,616
Leasehold land	1,174	—	—	—	—	—	1,174
Goodwill	—	2,779	407	—	3,186	—	3,186
Other intangible asset	—	347	—	—	347	—	347
Investments in equity investees	8,514	68,812	60,992	—	129,804	—	138,318

	Year Ended December 31, 2017
	Innovation
	Platform	Commercial Platform
	Drug	Prescription
	R&D	Drugs	Consumer Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total
	(in US$’000)
Revenue from external customers	35,997	166,435	9,858	28,913	205,206	—	241,203
Interest income	64	37	13	13	63	1,093	1,220
Equity in earnings of equity investees, net of tax	(4,547)	27,812	10,388	—	38,200	—	33,653
Segment operating (loss)/profit	(51,986)	31,121	10,979	3,042	45,142	(11,584)	(18,428)
Interest expense	—	—	—	66	66	1,389	1,455
Income tax expense	26	934	(457)	509	986	2,068	3,080
Net (loss)/income attributable to the Company	(51,880)	28,999	9,773	1,261	40,033	(14,890)	(26,737)
Depreciation/amortization	2,400	116	17	18	151	27	2,578
Additions to non-current assets (other than financial instruments and deferred tax assets)	5,936	56	43	8	107	30	6,073

Revenue from external customers is after elimination of inter-segment sales. The amount eliminated attributable to sales within Consumer Health business from Hong Kong to the PRC was US$2,332,000, nil and US$2,536,000 for the years ended December 31, 2019, 2018 and 2017 respectively. Sales between segments are carried out at mutually agreed terms.

There was one customer which accounted for over 10% of the Group’s revenue for the year ended December 31, 2019 and 2018 respectively. There were no customers which accounted for over 10% of the Group’s revenue for the years ended December 31, 2017.

Unallocated expenses mainly represent corporate expenses which include corporate employee benefit expenses and the relevant share-based compensation expenses. Unallocated assets mainly comprise cash and cash equivalents and short-term investments.

A reconciliation of segment operating loss to net loss is as follows:

	Year Ended December 31,
	2019	2018	2017
	(in US$’000)
Segment operating loss	(99,375)	(66,313)	(18,428)
Interest expense	(1,030)	(1,009)	(1,455)
Income tax expense	(3,274)	(3,964)	(3,080)
Net loss	(103,679)	(71,286)	(22,963)